Material accounting policies - Impact of Re-classification (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Profit/(loss) on continuing operations	$ (11,065,062)	$ 13,132,766	$ (98,506,318)
Discontinued operations
Loss on disposal of subsidiary		(8,285,250)
Profit/(loss) for the year from discontinued operations	795,369	(10,076,290)	(25,073,130)
Profit / (loss) for the year	(10,269,693)	3,056,476	(123,579,448)
Consolidated statement of cash flows:
(Loss)/profit before tax from continuing operations	(11,065,062)	13,091,461	(101,731,569)
Profit/(loss) before tax from discontinued operations	795,369	(10,076,290)	(25,073,130)
(Loss)/profit for the year before tax	(10,269,693)	3,015,171	(126,804,699)
(Loss)/earnings per share
Profit from continuing operations for the year attributable to equity holders of the Parent Company	(11,065,062)	13,132,766	(98,506,318)
Profit/(loss) from discontinued operations for the year attributable to equity holders of the Parent Company	$ 795,369	$ (10,076,290)	$ (25,073,130)
Weighted average number of ordinary shares outstanding during the year for basic EPS	8,656,553	6,785,700	6,785,700
Weighted average number of ordinary shares adjusted for the effect of dilution	8,656,553	11,026,477	11,026,477
(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations - basic	$ (1.28)	$ 1.94	$ (14.52)
(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations - diluted	(1.28)	1.19	(14.52)
(Loss)/profit per share attributable to equity holders of the Parent Company - basic	(1.19)	0.45	(18.21)
(Loss)/profit per share attributable to equity holders of the Parent Company - Diluted	$ (1.19)	$ 0.28	$ (18.21)
As reported
Continuing operations
Loss on disposal of subsidiary		$ (8,285,250)
Profit/(loss) on continuing operations		4,115,151
Discontinued operations
Profit/(loss) for the year from discontinued operations		(1,058,675)
Profit / (loss) for the year		3,056,476
Consolidated statement of cash flows:
(Loss)/profit before tax from continuing operations		4,073,846
Profit/(loss) before tax from discontinued operations		(1,058,675)
(Loss)/profit for the year before tax		3,015,171
(Loss)/earnings per share
Profit from continuing operations for the year attributable to equity holders of the Parent Company		4,115,151
Profit/(loss) from discontinued operations for the year attributable to equity holders of the Parent Company		$ (1,058,675)
Weighted average number of ordinary shares outstanding during the year for basic EPS		6,785,700
Weighted average number of ordinary shares adjusted for the effect of dilution		11,026,477
(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations - basic		$ 0.61
(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations - diluted		0.37
(Loss)/profit per share attributable to equity holders of the Parent Company - basic		0.45
(Loss)/profit per share attributable to equity holders of the Parent Company - Diluted		$ 0.28
Adjustment
Continuing operations
Loss on disposal of subsidiary		$ 8,285,250
Profit/(loss) on continuing operations		8,285,250
Discontinued operations
Loss on disposal of subsidiary		(8,285,250)
Profit/(loss) for the year from discontinued operations		(8,285,250)
Consolidated statement of cash flows:
(Loss)/profit before tax from continuing operations		8,285,250
Profit/(loss) before tax from discontinued operations		(8,285,250)
(Loss)/earnings per share
Profit from continuing operations for the year attributable to equity holders of the Parent Company		8,285,250
Profit/(loss) from discontinued operations for the year attributable to equity holders of the Parent Company		(8,285,250)
As restated
Continuing operations
Profit/(loss) on continuing operations		12,400,401
Discontinued operations
Loss on disposal of subsidiary		(8,285,250)
Profit/(loss) for the year from discontinued operations		(9,343,925)
Profit / (loss) for the year		3,056,476
Consolidated statement of cash flows:
(Loss)/profit before tax from continuing operations		12,359,096
Profit/(loss) before tax from discontinued operations		(9,343,925)
(Loss)/profit for the year before tax		3,015,171
(Loss)/earnings per share
Profit from continuing operations for the year attributable to equity holders of the Parent Company		12,400,401
Profit/(loss) from discontinued operations for the year attributable to equity holders of the Parent Company		$ (9,343,925)
Weighted average number of ordinary shares outstanding during the year for basic EPS		6,785,700
Weighted average number of ordinary shares adjusted for the effect of dilution		11,026,477
(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations - basic		$ 1.83
(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations - diluted		1.12
(Loss)/profit per share attributable to equity holders of the Parent Company - basic		0.45
(Loss)/profit per share attributable to equity holders of the Parent Company - Diluted		$ 0.28
Other reclassifications in line with IFRS 5
Continuing operations
Profit/(loss) on continuing operations		$ 732,365
Discontinued operations
Profit/(loss) for the year from discontinued operations		(732,365)
Consolidated statement of cash flows:
(Loss)/profit before tax from continuing operations		732,365
Profit/(loss) before tax from discontinued operations		(732,365)
(Loss)/earnings per share
Profit from continuing operations for the year attributable to equity holders of the Parent Company		732,365
Profit/(loss) from discontinued operations for the year attributable to equity holders of the Parent Company		$ (732,365)